Portfolio of Investments
Columbia Variable Portfolio – Balanced Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 8.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Series 2020-1 Class D
03/13/2026	2.390%	2,875,000	2,900,105
AmeriCredit Automobile Receivables Trust
Series 2020-2 Class D
03/18/2026	2.130%	500,000	506,644
Apidos CLO XI(a),(b)
Series 2012-11A Class BRR
3-month USD LIBOR + 1.700% Floor 1.750% 10/17/2030	1.973%	1,925,000	1,905,194
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% Floor 1.150% 01/20/2031	1.422%	900,000	878,324
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	1.725%	550,000	537,281
Ascentium Equipment Receivables(a)
Series 2019-2A Class D
11/10/2026	2.850%	1,050,000	1,039,583
Avant Loans Funding Trust(a)
Series 2019-A Class B
12/15/2022	3.800%	950,000	953,281
Series 2019-B Class A
10/15/2026	2.720%	226,255	227,106
Series 2019-B Class B
10/15/2026	3.150%	1,375,000	1,380,640
Series 2020-REV1 Class A
05/15/2029	2.170%	3,300,000	3,260,056
Series 2020-REV1 Class B
05/15/2029	2.680%	530,000	507,299
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2018-2A Class A
03/20/2025	4.000%	3,075,000	3,253,755
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	1.975%	3,450,000	3,429,021
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% 01/20/2031	1.412%	1,850,000	1,823,082
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	1.722%	3,425,000	3,372,611
Carvana Auto Receivables Trust(a)
Subordinated Series 2019-3A Class C
10/15/2024	2.710%	950,000	964,510
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	10,523	10,506
Series 2019-B Class A
06/17/2024	2.660%	197,593	197,537
Consumer Loan Underlying Bond Club Certificate Issuer Trust(a)
Series 2019-HP1 Class A
12/15/2026	2.590%	1,649,370	1,668,123
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Subordinated Series 2019-P2 Class B
10/15/2026	2.830%	1,000,000	1,002,823
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P2 Class A
10/15/2025	3.470%	178,066	178,375
DLL LLC(a)
Series 2019-MT3 Class A2
01/20/2022	2.130%	1,229,063	1,235,455
Drive Auto Receivables Trust
Series 2019-2 Class C
06/16/2025	3.420%	2,125,000	2,184,520
Subordinated Series 2018-4 Class D
01/15/2026	4.090%	1,750,000	1,827,743
Subordinated Series 2020-2 Class D
05/15/2028	3.050%	225,000	232,732
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class AR2
3-month USD LIBOR + 1.230% Floor 1.230% 04/15/2029	1.505%	459,859	458,136
Series 2014-33A Class BR2
3-month USD LIBOR + 1.750% Floor 1.750% 04/15/2029	2.025%	550,000	547,951
Dryden 41 Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month USD LIBOR + 0.970% Floor 0.970% 04/15/2031	1.245%	2,100,000	2,064,785
Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden 42 Senior Loan Fund(a),(b)
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	1.825%	950,000	939,984
Dryden 55 CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month USD LIBOR + 1.020% 04/15/2031	1.295%	1,300,000	1,283,186
DT Auto Owner Trust(a)
Subordinated Series 2019-1A Class C
11/15/2024	3.610%	800,000	820,676
Subordinated Series 2019-3A Class D
04/15/2025	2.960%	1,600,000	1,640,209
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	1,400,000	1,404,301
Subordinated Series 2020-2A Class D
03/16/2026	4.730%	125,000	134,072
Subordinated Series 2020-3A Class D
06/15/2026	1.840%	975,000	974,529
Exeter Automobile Receivables Trust(a)
Series 2019-2A Class C
03/15/2024	3.300%	1,250,000	1,285,526
Series 2019-4A Class D
09/15/2025	2.580%	1,425,000	1,459,034
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	1,100,000	1,128,280
Subordinated Series 2020-2A Class D
04/15/2026	4.730%	350,000	377,459
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	600,000	599,580
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	625,627	645,446
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-1A Class C
11/17/2025	2.720%	1,500,000	1,515,492
Subordinated Series 2020-2A Class B
06/16/2025	3.160%	750,000	782,534
Hilton Grand Vacations Trust(a)
Series 2018-AA Class A
02/25/2032	3.540%	408,343	422,811
Series 2019-AA Class A
07/25/2033	2.340%	983,051	1,005,868
Jay Park CLO Ltd.(a),(b)
Series 2016-1A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	1.722%	4,075,000	4,032,473
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class B1
3-month USD LIBOR + 1.800% Floor 1.800% 10/15/2032	2.075%	3,600,000	3,602,322
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class ARR
3-month USD LIBOR + 1.100% 10/15/2031	1.375%	2,150,000	2,126,565
Marlette Funding Trust(a)
Series 2018-4A Class A
12/15/2028	3.710%	181,686	183,030
Series 2019-1A Class A
04/16/2029	3.440%	226,584	228,878
Series 2019-3A Class B
09/17/2029	3.070%	1,725,000	1,743,001
Subordinated Series 2019-2A Class B
07/16/2029	3.530%	725,000	739,212
MVW Owner Trust(a)
Series 2015-1A Class A
12/20/2032	2.520%	85,351	85,565
Series 2016-1A Class A
12/20/2033	2.250%	211,047	208,359
Series 2017-1A Class A
12/20/2034	2.420%	963,565	982,591
Octagon Investment Partners 39 Ltd.(a),(b)
Series 2018-3A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 10/20/2030	1.922%	3,525,000	3,507,738
Octane Receivables Trust(a)
Series 2019-1A Class A
09/20/2023	3.160%	495,011	499,278
Octane Receivables Trust(a),(c)
Series 2020-1A Class A
02/20/2025	1.710%	3,825,000	3,825,149
OHA Credit Funding 4 Ltd.(a),(b)
Series 2019-4A Class A1
3-month USD LIBOR + 1.330% Floor 1.330% 10/22/2032	1.588%	1,375,000	1,367,053
Prosper Marketplace Issuance Trust(a)
Series 2019-1A Class A
04/15/2025	3.540%	9,384	9,373
Series 2019-2A Class B
09/15/2025	3.690%	975,000	967,690
Series 2019-3A Class B
07/15/2025	3.590%	1,000,000	987,431

2	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	925,000	938,348
Subordinated Series 2020-3 Class D
11/16/2026	1.640%	3,025,000	3,022,746
SCF Equipment Leasing LLC(a)
Series 2019-2A Class B
08/20/2026	2.760%	1,275,000	1,321,996
Subordinated Series 2020-1A Class C
08/21/2028	2.600%	800,000	801,620
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-3A Class A
10/20/2033	2.430%	204,922	203,384
Series 2018-2A Class A
06/20/2035	3.500%	332,831	345,453
Series 2018-3A Class A
09/20/2035	3.690%	228,227	229,663
SoFi Consumer Loan Program Trust(a)
Series 2018-3 Class B
08/25/2027	4.020%	425,000	437,100
Series 2019-1 Class B
02/25/2028	3.450%	800,000	802,611
United Auto Credit Securitization Trust(a)
Subordinated Series 2020-1 Class D
02/10/2025	2.880%	1,075,000	1,089,283
Upgrade Receivables Trust(a)
Series 2019-2A Class B
10/15/2025	3.510%	525,000	528,819
Upstart Securitization Trust(a)
Series 2019-3 Class A
01/21/2030	2.684%	1,023,035	1,031,593
Series 2020-2 Class A
11/20/2030	2.309%	1,325,000	1,323,825
Voya CLO Ltd.(a),(b)
Series 2017-3A Class A2
3-month USD LIBOR + 1.770% 07/20/2030	2.042%	750,000	740,926
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	514,209	520,436
Westlake Automobile Receivables Trust(a)
Subordinated Series 2019-1A Class C
03/15/2024	3.450%	891,000	909,627
Subordinated Series 2019-3A Class D
11/15/2024	2.720%	1,725,000	1,765,841
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-2A Class D
01/15/2026	2.760%	550,000	564,012
Total Asset-Backed Securities — Non-Agency (Cost $96,106,174)			96,639,156

Commercial Mortgage-Backed Securities - Agency 0.0%

Government National Mortgage Association
CMO Series 2012-25 Class A
11/16/2042	2.575%	120,648	121,045
Total Commercial Mortgage-Backed Securities - Agency (Cost $123,802)			121,045

Commercial Mortgage-Backed Securities - Non-Agency 4.1%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	1,168,600	1,248,067
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,294,323	1,379,690
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,193,876	1,275,789
Series 2015-SFR2 Class A
10/17/2052	3.732%	709,020	758,580
AMSR Trust(a)
Series 2020-SFR2 Class C
07/17/2037	2.533%	500,000	511,088
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month USD LIBOR + 1.300% Floor 1.300% 05/15/2035	1.602%	2,625,000	2,423,790
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2037	1.402%	1,150,000	1,064,235
Subordinated Series 2018-BXH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 10/15/2037	1.652%	625,000	572,172
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	1.402%	2,375,000	2,271,132
BX Commercial Mortgage Trust(a),(b)
Series 2018-IND Class C
1-month USD LIBOR + 1.100% Floor 1.100% 11/15/2035	1.253%	1,032,500	1,027,418

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-XL Class C
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2036	1.403%	1,091,692	1,089,388
BX Trust(a),(b)
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	1.739%	699,000	640,444
Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	2.039%	622,000	555,975
CLNY Trust(a),(b)
Series 2019-IKPR Class D
1-month USD LIBOR + 2.025% Floor 2.025% 11/15/2038	2.177%	1,900,000	1,662,625
COMM Mortgage Trust(a),(b)
Series 2019-WCM Class C
1-month USD LIBOR + 1.300% Floor 1.300% 10/15/2036	1.452%	1,250,000	1,232,052
COMM Mortgage Trust(a),(d)
Series 2020-CBM Class D
02/10/2037	3.754%	475,000	427,960
DBUBS Mortgage Trust(a)
Series 2011-LC1A Class A3
11/10/2046	5.002%	68,420	68,587
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
09/17/2025	2.241%	675,000	676,131
Home Partners of America Trust(a),(b)
Series 2018-1 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 07/17/2037	1.052%	861,595	860,010
Home Partners of America Trust(a)
Series 2019-2 Class D
10/19/2039	3.121%	1,105,609	1,132,022
Invitation Homes Trust(a),(b)
Series 2018-SFR1 Class A
1-month USD LIBOR + 0.700% 03/17/2037	0.853%	1,948,311	1,927,722
Series 2018-SFR3 Class A
1-month USD LIBOR + 1.000% Floor 1.000% 07/17/2037	1.152%	2,480,785	2,481,170
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	1.201%	3,158,464	3,158,594
Morgan Stanley Capital I Trust(a)
Series 2011-C1 Class A4
09/15/2047	5.033%	71,008	71,211
Morgan Stanley Capital I Trust
Series 2016-BNK2 Class A2
11/15/2049	2.454%	975,000	987,066
Morgan Stanley Capital I Trust(a),(d)
Series 2019-MEAD Class D
11/10/2036	3.283%	1,175,000	983,442
Progress Residential Trust(a)
Series 2018-SF3 Class A
10/17/2035	3.880%	3,696,135	3,785,316
Series 2018-SFR2 Class A
08/17/2035	3.712%	665,000	681,333
Series 2019-SFR3 Class C
09/17/2036	2.721%	750,000	766,258
Series 2019-SFR3 Class D
09/17/2036	2.871%	1,125,000	1,136,265
Series 2019-SFR4 Class C
10/17/2036	3.036%	2,850,000	2,896,619
Series 2020-SFR1 Class C
04/17/2037	2.183%	325,000	324,781
Series 2020-SFR1 Class D
04/17/2037	2.383%	675,000	676,556
Series 2020-SFR2 Class A
06/17/2037	2.078%	425,000	433,415
Subordinated Series 2019-SFR2 Class C
05/17/2036	3.545%	1,000,000	1,031,018
Subordinated Series 2020-SFR2 Class C
06/18/2037	3.077%	100,000	102,366
Subordinated Series 2020-SFR2 Class D
06/18/2037	3.874%	125,000	129,981
RETL(a),(b)
Series 2019-RVP Class A
1-month USD LIBOR + 1.150% Floor 1.150% 03/15/2036	1.302%	97,458	92,639
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	650,000	659,483
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	1,423,366	1,475,550

4	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust
Series 2017-C39 Class A1
09/15/2050	1.975%	632,536	636,893
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2020-SDAL Class D
1-month USD LIBOR + 2.090% Floor 2.090% 02/15/2037	2.242%	500,000	424,615
WF-RBS Commercial Mortgage Trust
Series 2012-C9 Class A3
11/15/2045	2.870%	1,505,488	1,553,704
Series 2012-C9 Class ASB
11/15/2045	2.445%	395,146	400,790
Series 2013-C15 Class A3
08/15/2046	3.881%	830,833	885,308
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $48,971,680)			48,579,250

Common Stocks 63.6%
Issuer	Shares	Value ($)
Communication Services 7.8%
Entertainment 1.2%
Activision Blizzard, Inc.	69,985	5,665,286
Walt Disney Co. (The)	67,240	8,343,139
Total		14,008,425
Interactive Media & Services 3.8%
Alphabet, Inc., Class A(e)	9,594	14,060,966
Alphabet, Inc., Class C(e)	9,128	13,414,509
Facebook, Inc., Class A(e)	64,130	16,795,647
Total		44,271,122
Media 1.9%
Comcast Corp., Class A	484,509	22,413,386
Wireless Telecommunication Services 0.9%
T-Mobile USA, Inc.(e)	96,919	11,083,657
Total Communication Services		91,776,590
Consumer Discretionary 7.4%
Hotels, Restaurants & Leisure 1.1%
Darden Restaurants, Inc.	69,515	7,002,941
McDonald’s Corp.	28,330	6,218,152
Total		13,221,093
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet & Direct Marketing Retail 3.9%
Amazon.com, Inc.(e)	12,440	39,170,201
eBay, Inc.	134,725	7,019,173
Total		46,189,374
Multiline Retail 0.7%
Dollar Tree, Inc.(e)	85,525	7,811,853
Specialty Retail 1.7%
AutoZone, Inc.(e)	3,590	4,227,728
Lowe’s Companies, Inc.	96,284	15,969,664
Total		20,197,392
Total Consumer Discretionary		87,419,712
Consumer Staples 4.1%
Beverages 1.0%
Coca-Cola Co. (The)	243,025	11,998,144
Food & Staples Retailing 0.6%
Sysco Corp.	120,600	7,503,732
Food Products 1.3%
ConAgra Foods, Inc.	151,787	5,420,314
Mondelez International, Inc., Class A	160,880	9,242,556
Total		14,662,870
Household Products 0.3%
Colgate-Palmolive Co.	48,815	3,766,077
Tobacco 0.9%
Philip Morris International, Inc.	143,450	10,757,316
Total Consumer Staples		48,688,139
Energy 1.2%
Oil, Gas & Consumable Fuels 1.2%
Canadian Natural Resources Ltd.	369,954	5,922,964
Chevron Corp.	71,921	5,178,312
EOG Resources, Inc.	77,781	2,795,449
Total		13,896,725
Total Energy		13,896,725

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 6.7%
Banks 1.5%
Bank of America Corp.	232,415	5,598,877
Citigroup, Inc.	39,569	1,705,820
JPMorgan Chase & Co.	112,057	10,787,727
Total		18,092,424
Capital Markets 1.9%
BlackRock, Inc.	19,971	11,254,657
Charles Schwab Corp. (The)	43,930	1,591,584
Morgan Stanley	191,456	9,256,898
Total		22,103,139
Consumer Finance 0.6%
American Express Co.	64,350	6,451,087
Diversified Financial Services 2.1%
Berkshire Hathaway, Inc., Class B(e)	117,853	25,095,618
Insurance 0.6%
Aon PLC, Class A	34,604	7,138,805
Total Financials		78,881,073
Health Care 8.2%
Biotechnology 0.1%
Alexion Pharmaceuticals, Inc.(e)	14,835	1,697,569
Health Care Equipment & Supplies 3.7%
Abbott Laboratories	81,394	8,858,109
Becton Dickinson and Co.	29,486	6,860,802
Dentsply Sirona, Inc.	73,590	3,218,091
Medtronic PLC	157,431	16,360,230
Stryker Corp.	39,590	8,249,368
Total		43,546,600
Health Care Providers & Services 1.9%
Anthem, Inc.	26,618	7,149,329
Cigna Corp.	41,475	7,026,280
Quest Diagnostics, Inc.	67,715	7,752,690
Total		21,928,299
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 2.5%
Johnson & Johnson	110,211	16,408,214
Merck & Co., Inc.	73,380	6,086,871
Pfizer, Inc.	197,862	7,261,535
Total		29,756,620
Total Health Care		96,929,088
Industrials 5.7%
Aerospace & Defense 1.2%
Northrop Grumman Corp.	22,495	7,096,947
Raytheon Technologies Corp.	118,755	6,833,163
Total		13,930,110
Airlines 0.3%
Southwest Airlines Co.	86,330	3,237,375
Building Products 0.7%
Carrier Global Corp.	265,012	8,093,466
Industrial Conglomerates 0.6%
Honeywell International, Inc.	47,366	7,796,917
Machinery 1.0%
Stanley Black & Decker, Inc.	74,655	12,109,041
Road & Rail 1.9%
Uber Technologies, Inc.(e)	275,305	10,043,127
Union Pacific Corp.	61,130	12,034,663
Total		22,077,790
Total Industrials		67,244,699
Information Technology 19.3%
Communications Equipment 0.5%
Cisco Systems, Inc.	135,565	5,339,905
Electronic Equipment, Instruments & Components 0.8%
TE Connectivity Ltd.	97,640	9,543,334
IT Services 4.8%
Automatic Data Processing, Inc.	58,645	8,180,391
Fidelity National Information Services, Inc.	98,505	14,500,921
Fiserv, Inc.(e)	102,541	10,566,850
MasterCard, Inc., Class A	49,706	16,809,078
PayPal Holdings, Inc.(e)	34,685	6,833,986
Total		56,891,226

6	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 2.0%
Lam Research Corp.	23,710	7,865,793
Marvell Technology Group Ltd.	53,840	2,137,448
NVIDIA Corp.	15,960	8,637,871
NXP Semiconductors NV	37,929	4,733,918
Total		23,375,030
Software 6.6%
Adobe, Inc.(e)	20,970	10,284,317
Autodesk, Inc.(e)	40,540	9,365,146
Intuit, Inc.	25,790	8,412,956
Microsoft Corp.	205,028	43,123,539
Palo Alto Networks, Inc.(e)	24,560	6,011,060
Total		77,197,018
Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc.	433,028	50,148,973
Western Digital Corp.	117,150	4,281,832
Total		54,430,805
Total Information Technology		226,777,318
Materials 2.4%
Chemicals 1.6%
Air Products & Chemicals, Inc.	13,655	4,067,278
Corteva, Inc.	212,321	6,116,968
Nutrien Ltd.	171,225	6,717,157
Sherwin-Williams Co. (The)	3,053	2,127,147
Total		19,028,550
Metals & Mining 0.8%
Newmont Corp.	146,850	9,317,633
Total Materials		28,346,183
Real Estate 0.3%
Equity Real Estate Investment Trusts (REITS) 0.3%
American Tower Corp.	15,394	3,721,191
Total Real Estate		3,721,191
Utilities 0.5%
Independent Power and Renewable Electricity Producers 0.5%
AES Corp. (The)	304,670	5,517,574
Total Utilities		5,517,574
Total Common Stocks (Cost $550,335,357)		749,198,292
Corporate Bonds & Notes 8.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
BAE Systems PLC(a)
04/15/2030	3.400%	600,000	672,388
Bombardier, Inc.(a)
10/15/2022	6.000%	30,000	27,882
12/01/2024	7.500%	55,000	42,250
04/15/2027	7.875%	20,000	14,816
L3 Harris Technologies Inc.
12/15/2026	3.850%	665,000	763,968
Lockheed Martin Corp.
06/15/2050	2.800%	270,000	283,535
Moog, Inc.(a)
12/15/2027	4.250%	14,000	14,315
Northrop Grumman Corp.
05/01/2050	5.250%	165,000	236,153
Northrop Grumman Systems Corp.
02/15/2031	7.750%	450,000	688,974
TransDigm, Inc.
05/15/2025	6.500%	121,000	120,650
03/15/2027	7.500%	39,000	40,507
Subordinated
11/15/2027	5.500%	54,000	51,879
TransDigm, Inc.(a)
12/15/2025	8.000%	60,000	65,236
03/15/2026	6.250%	188,000	196,313
Total			3,218,866
Airlines 0.0%
Delta Air Lines, Inc.
01/15/2026	7.375%	66,000	69,133
Automotive 0.1%
Allison Transmission, Inc.(a)
10/01/2024	5.000%	28,000	28,267
Clarios Global LP(a)
05/15/2025	6.750%	5,000	5,267
Delphi Technologies PLC(a)
10/01/2025	5.000%	10,000	11,458
Ford Motor Co.
04/21/2023	8.500%	11,000	11,991
04/22/2025	9.000%	57,000	65,320
04/22/2030	9.625%	3,000	3,875
Ford Motor Credit Co. LLC
03/18/2021	3.336%	73,000	72,870
01/09/2022	3.219%	29,000	29,039
09/08/2024	3.664%	187,000	183,068
06/16/2025	5.125%	32,000	32,990
01/09/2027	4.271%	55,000	53,903
08/17/2027	4.125%	55,000	53,480

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IAA Spinco, Inc.(a)
06/15/2027	5.500%	88,000	91,489
IHO Verwaltungs GmbH(a),(f)
09/15/2026	4.750%	38,000	38,675
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	94,000	93,772
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	21,000	22,022
05/15/2027	8.500%	77,000	79,670
Total			877,156
Banking 0.9%
Ally Financial, Inc.
11/01/2031	8.000%	10,000	13,680
Bank of America Corp.(g)
04/23/2040	4.078%	1,437,000	1,713,922
Citigroup, Inc.
Subordinated
03/09/2026	4.600%	1,200,000	1,370,720
Discover Bank
09/13/2028	4.650%	675,000	794,779
Goldman Sachs Group, Inc. (The)
01/26/2027	3.850%	1,325,000	1,489,948
JPMorgan Chase & Co.(g)
Subordinated
05/13/2031	2.956%	1,630,000	1,747,250
Morgan Stanley(g)
01/22/2031	2.699%	825,000	881,318
PNC Financial Services Group, Inc. (The)
01/22/2030	2.550%	725,000	786,918
Wells Fargo & Co.(g)
04/30/2041	3.068%	1,450,000	1,511,756
Total			10,310,291
Brokerage/Asset Managers/Exchanges 0.0%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	7,000	7,093
AG Issuer LLC(a)
03/01/2028	6.250%	6,000	5,979
NFP Corp.(a)
05/15/2025	7.000%	33,000	35,195
08/15/2028	6.875%	142,000	143,719
Total			191,986
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
05/15/2026	5.875%	107,000	110,951
01/15/2028	4.000%	80,000	81,123
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	97,000	94,652
11/15/2026	4.500%	52,000	53,549
Core & Main LP(a)
08/15/2025	6.125%	115,000	116,551
James Hardie International Finance DAC(a)
01/15/2025	4.750%	43,000	43,998
01/15/2028	5.000%	25,000	26,209
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	8,000	8,326
Total			535,359
Cable and Satellite 0.3%
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	13,000	13,393
02/15/2026	5.750%	33,000	34,309
05/01/2027	5.125%	84,000	88,381
05/01/2027	5.875%	105,000	110,204
06/01/2029	5.375%	34,000	36,838
03/01/2030	4.750%	127,000	134,447
08/15/2030	4.500%	130,000	136,486
02/01/2031	4.250%	104,000	107,495
Comcast Corp.
08/15/2035	4.400%	550,000	696,868
CSC Holdings LLC(a)
02/01/2028	5.375%	49,000	51,942
02/01/2029	6.500%	155,000	172,481
01/15/2030	5.750%	67,000	71,151
12/01/2030	4.125%	111,000	112,944
12/01/2030	4.625%	78,000	78,511
DISH DBS Corp.
11/15/2024	5.875%	32,000	32,813
07/01/2026	7.750%	137,000	150,675
DISH DBS Corp.(a)
07/01/2028	7.375%	54,000	55,519
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	45,000	45,230
09/15/2028	6.500%	64,000	65,711
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	44,000	45,539
07/15/2026	5.375%	9,000	9,375
07/01/2029	5.500%	36,000	38,623
07/01/2030	4.125%	25,000	25,617
Time Warner Cable LLC
05/01/2037	6.550%	900,000	1,196,342
Virgin Media Finance PLC(a)
07/15/2030	5.000%	91,000	90,815
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%	11,000	11,444
05/15/2029	5.500%	63,000	67,592
08/15/2030	4.500%	38,000	39,041

8	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	106,000	107,216
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	53,000	54,853
Ziggo BV(a)
01/15/2027	5.500%	48,000	50,152
01/15/2030	4.875%	50,000	51,744
Total			3,983,751
Chemicals 0.1%
Alpha 2 BV(a),(f)
06/01/2023	8.750%	12,000	12,084
Angus Chemical Co.(a)
02/15/2023	8.750%	45,000	45,420
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	46,000	46,524
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	44,000	44,871
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	89,000	91,653
CF Industries, Inc.
03/15/2034	5.150%	11,000	12,978
03/15/2044	5.375%	3,000	3,612
Chemours Co. (The)
05/15/2025	7.000%	53,000	53,878
Dow Chemical Co. (The)
11/01/2029	7.375%	275,000	388,070
Element Solutions, Inc.(a)
09/01/2028	3.875%	81,000	79,545
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	37,000	39,752
INEOS Group Holdings SA(a)
08/01/2024	5.625%	67,000	67,717
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	24,000	25,620
LYB International Finance BV
03/15/2044	4.875%	350,000	417,030
Minerals Technologies, Inc.(a)
07/01/2028	5.000%	26,000	26,735
PQ Corp.(a)
12/15/2025	5.750%	26,000	26,773
SPCM SA(a)
09/15/2025	4.875%	44,000	45,537
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	147,000	156,042
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WR Grace & Co-Conn(a)
06/15/2027	4.875%	66,000	68,079
Total			1,651,920
Construction Machinery 0.0%
H&E Equipment Services, Inc.
09/01/2025	5.625%	63,000	65,658
Herc Holdings, Inc.(a)
07/15/2027	5.500%	64,000	66,137
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	44,000	45,334
United Rentals North America, Inc.
09/15/2026	5.875%	54,000	56,903
01/15/2030	5.250%	32,000	34,941
07/15/2030	4.000%	8,000	8,229
02/15/2031	3.875%	34,000	34,502
Total			311,704
Consumer Cyclical Services 0.1%
APX Group, Inc.
12/01/2022	7.875%	56,000	56,138
09/01/2023	7.625%	16,000	16,193
11/01/2024	8.500%	50,000	52,911
ASGN, Inc.(a)
05/15/2028	4.625%	71,000	71,362
Expedia Group, Inc.(a)
05/01/2025	6.250%	5,000	5,507
05/01/2025	7.000%	15,000	16,169
Frontdoor, Inc.(a)
08/15/2026	6.750%	97,000	103,607
Match Group, Inc.(a)
06/01/2028	4.625%	57,000	58,667
02/15/2029	5.625%	31,000	33,411
Staples, Inc.(a)
04/15/2026	7.500%	37,000	34,184
04/15/2027	10.750%	6,000	4,792
Uber Technologies, Inc.(a)
11/01/2023	7.500%	35,000	36,381
05/15/2025	7.500%	107,000	113,938
01/15/2028	6.250%	40,000	41,049
Total			644,309
Consumer Products 0.1%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	50,000	52,806
Energizer Holdings, Inc.(a)
07/15/2026	6.375%	17,000	18,270
01/15/2027	7.750%	107,000	116,890
03/31/2029	4.375%	31,000	31,289

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mattel, Inc.(a)
12/31/2025	6.750%	61,000	64,345
12/15/2027	5.875%	62,000	66,644
Mattel, Inc.
11/01/2041	5.450%	6,000	5,630
Newell Brands, Inc.
06/01/2025	4.875%	62,000	66,872
Prestige Brands, Inc.(a)
03/01/2024	6.375%	37,000	38,099
01/15/2028	5.125%	64,000	66,239
Spectrum Brands, Inc.
12/15/2024	6.125%	27,000	27,765
Valvoline, Inc.
08/15/2025	4.375%	77,000	79,189
Valvoline, Inc.(a)
02/15/2030	4.250%	25,000	25,492
Total			659,530
Diversified Manufacturing 0.2%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	32,000	33,268
06/30/2028	4.125%	32,000	32,907
Carrier Global Corp.(a)
04/05/2040	3.377%	875,000	916,320
CFX Escrow Corp.(a)
02/15/2024	6.000%	20,000	20,782
02/15/2026	6.375%	37,000	39,284
Gates Global LLC/Co.(a)
01/15/2026	6.250%	103,000	105,953
Honeywell International, Inc.
06/01/2050	2.800%	300,000	321,650
MTS Systems Corp.(a)
08/15/2027	5.750%	56,000	55,143
Resideo Funding, Inc.(a)
11/01/2026	6.125%	76,000	75,390
SPX FLOW, Inc.(a)
08/15/2026	5.875%	63,000	65,637
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	12,000	12,838
Vertical Holdco GmbH(a)
07/15/2028	7.625%	43,000	45,444
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	34,000	35,336
Welbilt, Inc.
02/15/2024	9.500%	17,000	17,412
WESCO Distribution, Inc.
06/15/2024	5.375%	16,000	16,399
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	53,000	57,697
06/15/2028	7.250%	84,000	92,009
Total			1,943,469
Electric 1.0%
Berkshire Hathaway Energy Co.(a)
10/15/2050	4.250%	348,000	437,303
Calpine Corp.(a)
06/01/2026	5.250%	98,000	101,743
02/15/2028	4.500%	55,000	56,371
03/15/2028	5.125%	44,000	45,518
02/01/2029	4.625%	13,000	13,000
02/01/2031	5.000%	17,000	17,324
Clearway Energy Operating LLC
10/15/2025	5.750%	53,000	55,773
09/15/2026	5.000%	72,000	74,676
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	101,000	104,643
CMS Energy Corp.
03/01/2044	4.875%	262,000	344,060
Consolidated Edison Co. of New York, Inc.
12/01/2045	4.500%	550,000	693,429
Dominion Energy, Inc.
10/01/2025	3.900%	600,000	682,218
DTE Energy Co.
04/15/2033	6.375%	600,000	840,580
Emera U.S. Finance LP
06/15/2046	4.750%	800,000	965,682
Indiana Michigan Power Co.
03/15/2037	6.050%	600,000	834,789
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	16,000	16,672
09/15/2027	4.500%	82,000	88,237
NRG Energy, Inc.
01/15/2027	6.625%	67,000	70,869
01/15/2028	5.750%	14,000	15,114
NRG Energy, Inc.(a)
06/15/2029	5.250%	101,000	110,241
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	64,000	66,482
Pennsylvania Electric Co.(a)
06/01/2029	3.600%	1,165,000	1,311,565
PG&E Corp.
07/01/2028	5.000%	15,000	14,545
07/01/2030	5.250%	26,000	25,140
PPL Capital Funding, Inc.
04/15/2030	4.125%	950,000	1,120,924

10	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Progress Energy, Inc.
03/01/2031	7.750%	850,000	1,248,993
Southern Co. (The)
07/01/2046	4.400%	1,000,000	1,179,687
TerraForm Power Operating LLC(a)
01/31/2023	4.250%	27,000	27,652
01/15/2030	4.750%	28,000	29,621
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	22,000	22,990
02/15/2027	5.625%	32,000	33,775
07/31/2027	5.000%	75,000	78,515
WEC Energy Group, Inc.
06/15/2025	3.550%	300,000	336,045
Xcel Energy, Inc.
06/01/2030	3.400%	625,000	717,281
Total			11,781,457
Environmental 0.0%
Clean Harbors, Inc.(a)
07/15/2027	4.875%	8,000	8,374
GFL Environmental, Inc.(a)
06/01/2025	4.250%	39,000	39,455
08/01/2025	3.750%	54,000	54,290
12/15/2026	5.125%	63,000	65,035
05/01/2027	8.500%	131,000	142,593
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	65,000	65,721
Total			375,468
Finance Companies 0.2%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	2,000,000	2,109,671
Global Aircraft Leasing Co., Ltd.(a),(f)
09/15/2024	6.500%	43,522	24,633
Navient Corp.
06/15/2022	6.500%	69,000	70,403
01/25/2023	5.500%	60,000	60,501
06/15/2026	6.750%	52,000	51,482
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	84,000	81,378
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	50,000	49,620
03/01/2031	3.875%	85,000	84,268
Quicken Loans, Inc.(a)
01/15/2028	5.250%	27,000	28,441
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Finance Corp.
03/15/2024	6.125%	92,000	96,112
06/01/2025	8.875%	13,000	14,371
11/15/2029	5.375%	18,000	18,735
Total			2,689,615
Food and Beverage 0.5%
Anheuser-Busch InBev Worldwide, Inc.
01/15/2042	4.950%	1,525,000	1,871,870
Bacardi Ltd.(a)
05/15/2038	5.150%	1,000,000	1,225,093
Conagra Brands, Inc.
11/01/2048	5.400%	640,000	868,144
Cott Holdings, Inc.(a)
04/01/2025	5.500%	76,000	77,899
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	98,000	94,639
JBS USA LUX SA/Food Co./Finance, Inc.(a)
01/15/2030	5.500%	32,000	34,879
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	312,000	320,134
Lamb Weston Holdings, Inc.(a)
11/01/2026	4.875%	30,000	31,289
05/15/2028	4.875%	14,000	15,178
Mondelez International, Inc.
09/04/2050	2.625%	650,000	631,160
PepsiCo, Inc.
03/19/2060	3.875%	500,000	633,587
Performance Food Group, Inc.(a)
05/01/2025	6.875%	28,000	29,820
10/15/2027	5.500%	49,000	50,453
Pilgrim’s Pride Corp.(a)
03/15/2025	5.750%	46,000	46,937
09/30/2027	5.875%	65,000	67,506
Post Holdings, Inc.(a)
08/15/2026	5.000%	98,000	100,483
03/01/2027	5.750%	136,000	142,935
04/15/2030	4.625%	98,000	100,801
Total			6,342,807
Gaming 0.1%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	11,000	12,059
Boyd Gaming Corp.
04/01/2026	6.375%	13,000	13,516
12/01/2027	4.750%	70,000	68,611
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	69,000	66,676

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	45,000	46,364
07/01/2025	6.250%	130,000	135,841
07/01/2027	8.125%	63,000	66,696
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	62,000	66,038
International Game Technology PLC(a)
02/15/2022	6.250%	66,000	67,440
02/15/2025	6.500%	49,000	52,225
01/15/2029	5.250%	7,000	7,090
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	25,000	26,519
02/01/2027	5.750%	28,000	30,118
01/15/2028	4.500%	32,000	32,620
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	68,000	69,374
Scientific Games International, Inc.(a)
07/01/2025	8.625%	23,000	24,002
10/15/2025	5.000%	135,000	135,705
03/15/2026	8.250%	62,000	64,665
05/15/2028	7.000%	16,000	16,049
11/15/2029	7.250%	30,000	30,445
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	16,000	16,960
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	19,000	19,095
02/15/2027	3.750%	20,000	19,673
08/15/2030	4.125%	20,000	19,675
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	15,000	14,176
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	32,000	33,875
Total			1,155,507
Health Care 0.4%
Acadia Healthcare Co., Inc.
02/15/2023	5.625%	46,000	46,291
03/01/2024	6.500%	45,000	46,155
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	63,000	64,842
Acadia Healthcare Co., Inc.(a),(c)
04/15/2029	5.000%	17,000	17,254
Avantor Funding, Inc.(a)
07/15/2028	4.625%	56,000	58,055
Avantor, Inc.(a)
10/01/2024	6.000%	107,000	111,850
Becton Dickinson and Co.
12/15/2044	4.685%	825,000	1,012,200
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	155,000	157,169
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	46,000	48,501
05/01/2028	4.250%	8,000	8,377
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	56,000	54,727
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	50,000	48,366
Cigna Corp.
07/15/2046	4.800%	475,000	592,941
CVS Health Corp.
03/25/2048	5.050%	1,000,000	1,274,791
Encompass Health Corp.
02/01/2028	4.500%	87,000	87,482
02/01/2030	4.750%	16,000	16,238
HCA, Inc.
09/01/2028	5.625%	77,000	88,137
09/01/2030	3.500%	41,000	41,751
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	62,000	63,944
09/15/2027	4.375%	33,000	34,221
Hologic, Inc.(a)
10/15/2025	4.375%	13,000	13,284
02/15/2029	3.250%	29,000	29,239
IQVIA, Inc.(a)
05/15/2027	5.000%	32,000	33,546
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	14,000	14,369
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	27,000	27,534
02/01/2028	7.250%	6,000	6,238
Select Medical Corp.(a)
08/15/2026	6.250%	122,000	126,896
Teleflex, Inc.(a)
06/01/2028	4.250%	27,000	27,909
Tenet Healthcare Corp.
04/01/2022	8.125%	24,000	26,682
06/15/2023	6.750%	31,000	32,617
07/15/2024	4.625%	51,000	51,159
05/01/2025	5.125%	43,000	43,389
08/01/2025	7.000%	10,000	10,291
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	47,000	50,761
01/01/2026	4.875%	40,000	40,505
02/01/2027	6.250%	39,000	40,217
11/01/2027	5.125%	68,000	69,860
06/15/2028	4.625%	11,000	11,100

12	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/01/2028	6.125%	121,000	117,672
Total			4,646,560
Healthcare Insurance 0.2%
Anthem, Inc.
03/01/2028	4.101%	650,000	756,881
Centene Corp.(a)
04/01/2025	5.250%	40,000	41,580
06/01/2026	5.375%	34,000	35,708
Centene Corp.
12/15/2027	4.250%	43,000	44,987
12/15/2029	4.625%	92,000	99,160
02/15/2030	3.375%	80,000	82,861
Centene Corp.(c)
10/15/2030	3.000%	98,000	99,907
UnitedHealth Group, Inc.
05/15/2060	3.125%	650,000	696,431
Total			1,857,515
Home Construction 0.0%
Lennar Corp.
11/15/2024	5.875%	32,000	35,711
06/01/2026	5.250%	19,000	21,369
Meritage Homes Corp.
04/01/2022	7.000%	37,000	39,451
06/01/2025	6.000%	46,000	51,495
PulteGroup, Inc.
02/15/2035	6.000%	14,000	17,307
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	27,000	27,047
04/01/2029	4.750%	10,000	9,956
Taylor Morrison Communities, Inc.(a)
08/01/2030	5.125%	102,000	108,914
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	36,000	37,984
TRI Pointe Group, Inc.
06/15/2028	5.700%	27,000	29,496
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	28,000	30,310
Total			409,040
Independent Energy 0.3%
Apache Corp.
11/15/2025	4.625%	26,000	24,779
11/15/2027	4.875%	36,000	34,042
02/01/2042	5.250%	20,000	17,886
04/15/2043	4.750%	10,000	8,885
01/15/2044	4.250%	34,000	28,890
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Callon Petroleum Co.
07/01/2026	6.375%	63,000	15,394
Canadian Natural Resources Ltd.
07/15/2030	2.950%	925,000	932,300
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	3,000	972
CNX Resources Corp.(a)
03/14/2027	7.250%	66,000	67,320
Comstock Resources, Inc.
08/15/2026	9.750%	14,000	14,365
08/15/2026	9.750%	12,000	12,299
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	98,000	92,509
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	51,000	52,390
01/30/2028	5.750%	113,000	113,800
EQT Corp.
10/01/2027	3.900%	32,000	29,443
EQT Corp.(g)
02/01/2030	8.750%	68,000	80,282
Hilcorp Energy I LP/Finance Co.(a)
10/01/2025	5.750%	17,000	15,477
11/01/2028	6.250%	97,000	88,842
Jagged Peak Energy LLC
05/01/2026	5.875%	27,000	27,039
Matador Resources Co.
09/15/2026	5.875%	142,000	118,830
Noble Energy, Inc.
03/01/2041	6.000%	500,000	702,141
Occidental Petroleum Corp.
09/01/2030	6.625%	225,000	207,424
09/15/2036	6.450%	150,000	127,980
08/15/2049	4.400%	85,000	59,611
Parsley Energy LLC/Finance Corp.(a)
10/15/2027	5.625%	145,000	144,312
02/15/2028	4.125%	88,000	83,160
QEP Resources, Inc.
03/01/2026	5.625%	20,000	11,350
SM Energy Co.
09/15/2026	6.750%	84,000	38,602
01/15/2027	6.625%	43,000	19,186
WPX Energy, Inc.
06/15/2028	5.875%	18,000	18,806
01/15/2030	4.500%	126,000	123,941
Total			3,312,257

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.0%
Cenovus Energy, Inc.
07/15/2025	5.375%	27,000	26,069
04/15/2027	4.250%	160,000	145,383
Total			171,452
Leisure 0.0%
Boyne U.S.A., Inc.(a)
05/01/2025	7.250%	49,000	51,442
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	25,000	23,951
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	28,000	28,709
Cinemark USA, Inc.
06/01/2023	4.875%	34,000	29,068
Cinemark USA, Inc.(a)
05/01/2025	8.750%	18,000	19,037
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	14,000	13,511
05/15/2027	6.500%	59,000	63,645
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	26,000	27,545
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	23,000	21,634
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	48,000	51,105
Viking Cruises Ltd.(a)
09/15/2027	5.875%	31,000	24,100
VOC Escrow Ltd.(a)
02/15/2028	5.000%	5,000	4,434
Total			358,181
Life Insurance 0.3%
American International Group, Inc.
06/30/2050	4.375%	725,000	851,097
MetLife Global Funding I(a)
12/18/2026	3.450%	575,000	658,517
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	650,000	715,499
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	460,000	583,031
05/15/2047	4.270%	250,000	295,297
Voya Financial, Inc.
06/15/2046	4.800%	425,000	516,009
Total			3,619,450
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	13,000	13,561
05/01/2028	5.750%	14,000	14,754
Hilton Domestic Operating Co., Inc.
05/01/2026	5.125%	73,000	75,110
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	39,000	37,868
Total			141,293
Media and Entertainment 0.3%
Clear Channel International BV(a)
08/01/2025	6.625%	66,000	67,596
Clear Channel Worldwide Holdings, Inc.
02/15/2024	9.250%	75,000	72,728
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	69,000	66,169
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	48,000	33,964
08/15/2027	6.625%	13,000	6,763
Discovery Communications LLC(a)
09/15/2055	4.000%	861,000	874,096
iHeartCommunications, Inc.
05/01/2026	6.375%	8,440	8,796
05/01/2027	8.375%	132,366	130,685
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	27,000	26,408
01/15/2028	4.750%	59,000	55,710
Lamar Media Corp.(a)
02/15/2028	3.750%	17,000	16,964
01/15/2029	4.875%	16,000	16,672
Netflix, Inc.
04/15/2028	4.875%	56,000	62,905
11/15/2028	5.875%	36,000	42,953
05/15/2029	6.375%	99,000	122,178
Netflix, Inc.(a)
06/15/2030	4.875%	36,000	41,036
Nexstar Broadcasting, Inc.(a)
11/01/2028	4.750%	26,000	26,394
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	35,000	36,029
10/01/2030	5.875%	28,000	29,109
Outfront Media Capital LLC/Corp.
02/15/2024	5.625%	11,000	11,199
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	10,000	9,770
03/15/2030	4.625%	38,000	36,640

14	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RELX Capital, Inc.
05/22/2030	3.000%	775,000	847,617
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	14,000	13,581
TEGNA, Inc.(a)
03/15/2026	4.750%	14,000	14,282
09/15/2029	5.000%	40,000	39,458
Twitter, Inc.(a)
12/15/2027	3.875%	33,000	34,319
Walt Disney Co. (The)
05/13/2060	3.800%	700,000	808,661
Total			3,552,682
Metals and Mining 0.1%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	32,000	33,027
09/30/2026	7.000%	10,000	10,357
Constellium NV(a)
03/01/2025	6.625%	38,000	38,913
02/15/2026	5.875%	144,000	147,797
Constellium SE(a)
06/15/2028	5.625%	86,000	87,774
Freeport-McMoRan, Inc.
09/01/2029	5.250%	52,000	55,721
08/01/2030	4.625%	78,000	82,043
03/15/2043	5.450%	121,000	134,232
Hudbay Minerals, Inc.(a)
01/15/2025	7.625%	59,000	60,163
04/01/2029	6.125%	68,000	67,299
Novelis Corp.(a)
09/30/2026	5.875%	107,000	109,792
01/30/2030	4.750%	148,000	145,274
Total			972,392
Midstream 0.6%
Cheniere Energy Partners LP
10/01/2026	5.625%	21,000	21,843
10/01/2029	4.500%	43,000	44,078
Cheniere Energy, Inc.(a)
10/15/2028	4.625%	63,000	64,711
DCP Midstream Operating LP
07/15/2027	5.625%	29,000	29,582
05/15/2029	5.125%	51,000	50,258
04/01/2044	5.600%	27,000	24,643
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	38,000	34,648
Energy Transfer Partners LP
02/01/2042	6.500%	600,000	628,522
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EQM Midstream Partners LP(a)
07/01/2025	6.000%	29,000	29,908
07/01/2027	6.500%	30,000	31,786
Genesis Energy LP/Finance Corp.
10/01/2025	6.500%	4,000	3,431
02/01/2028	7.750%	44,000	38,207
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	111,000	108,849
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	850,000	994,558
MPLX LP
02/15/2049	5.500%	785,000	883,125
NuStar Logistics LP
10/01/2025	5.750%	30,000	30,970
06/01/2026	6.000%	43,000	43,164
04/28/2027	5.625%	49,000	48,444
10/01/2030	6.375%	28,000	29,065
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	1,100,000	1,207,417
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	36,000	33,328
Southern Natural Gas Co. LLC(a)
03/15/2047	4.800%	370,000	406,584
Sunoco LP/Finance Corp.
01/15/2023	4.875%	55,000	55,416
02/15/2026	5.500%	48,000	48,072
Tallgrass Energy Partners LP/Finance Corp.(a)
10/01/2023	4.750%	16,000	15,159
09/15/2024	5.500%	11,000	10,340
10/01/2025	7.500%	11,000	11,100
01/15/2028	5.500%	24,000	21,716
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	55,000	55,119
01/15/2028	5.000%	57,000	55,631
Targa Resources Partners LP/Finance Corp.(a)
03/01/2030	5.500%	140,000	139,226
02/01/2031	4.875%	45,000	43,628
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	34,000	35,098
Western Gas Partners LP
08/15/2048	5.500%	80,000	65,926
Williams Companies, Inc. (The)
09/15/2045	5.100%	1,100,000	1,235,468
Total			6,579,020
Natural Gas 0.2%
NiSource, Inc.
02/15/2044	4.800%	800,000	1,013,056

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sempra Energy
11/15/2025	3.750%	825,000	930,518
Total			1,943,574
Oil Field Services 0.0%
Apergy Corp.
05/01/2026	6.375%	57,000	54,631
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	11,000	10,366
Nabors Industries Ltd.(a)
01/15/2026	7.250%	43,000	21,475
01/15/2028	7.500%	9,000	4,353
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	343	221
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	13,000	10,413
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	84,000	56,280
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	15,000	14,884
09/01/2027	6.875%	26,000	25,704
Total			198,327
Other Industry 0.0%
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%	29,000	29,731
Hillenbrand, Inc.
06/15/2025	5.750%	32,000	34,248
Total			63,979
Other REIT 0.0%
Ladder Capital Finance Holdings LLLP/Corp.(a)
03/15/2022	5.250%	19,000	18,632
10/01/2025	5.250%	79,000	73,200
02/01/2027	4.250%	5,000	4,321
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	34,000	33,979
Total			130,132
Packaging 0.1%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	67,000	69,563
08/15/2026	4.125%	83,000	84,028
08/15/2027	5.250%	104,000	106,055
Berry Global, Inc.
07/15/2023	5.125%	29,000	29,434
Berry Global, Inc.(a)
02/15/2026	4.500%	45,000	45,575
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BWAY Holding Co.(a)
04/15/2024	5.500%	38,000	38,133
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	65,000	66,087
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	20,000	20,250
07/15/2024	7.000%	28,000	28,504
Silgan Holdings Inc.
03/15/2025	4.750%	16,000	16,299
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	62,000	64,192
08/15/2027	8.500%	58,000	62,561
Total			630,681
Pharmaceuticals 0.3%
AbbVie, Inc.(a)
03/15/2035	4.550%	275,000	335,575
AbbVie, Inc.
11/06/2042	4.400%	1,100,000	1,304,248
Amgen, Inc.(a)
09/01/2053	2.770%	652,000	633,332
Bausch Health Companies, Inc.(a)
11/01/2025	5.500%	77,000	78,980
04/01/2026	9.250%	62,000	68,187
01/31/2027	8.500%	114,000	125,260
08/15/2027	5.750%	34,000	36,190
01/30/2028	5.000%	63,000	61,175
02/15/2029	6.250%	70,000	72,048
01/30/2030	5.250%	22,000	21,626
Bristol-Myers Squibb Co.
02/20/2048	4.550%	400,000	537,692
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	35,000	36,590
Emergent BioSolutions, Inc.(a)
08/15/2028	3.875%	12,000	12,002
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%	74,000	77,337
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%	42,000	43,241
06/15/2028	5.000%	14,000	14,591
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	87,000	91,065
Total			3,549,139
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	93,000	97,506
CNA Financial Corp.
03/01/2026	4.500%	500,000	587,389

16	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HUB International Ltd.(a)
05/01/2026	7.000%	77,000	79,753
Loews Corp.
05/15/2030	3.200%	800,000	893,823
MGIC Investment Corp.
08/15/2028	5.250%	8,000	8,268
Radian Group, Inc.
03/15/2027	4.875%	14,000	13,964
USI, Inc.(a)
05/01/2025	6.875%	11,000	11,155
Total			1,691,858
Railroads 0.1%
CSX Corp.
03/15/2044	4.100%	765,000	915,319
Union Pacific Corp.
09/15/2037	3.600%	715,000	828,665
Total			1,743,984
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	9,000	9,601
10/15/2025	5.000%	70,000	71,785
01/15/2028	3.875%	36,000	36,635
IRB Holding Corp.(a)
06/15/2025	7.000%	101,000	107,794
02/15/2026	6.750%	105,000	105,075
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	16,000	16,665
Yum! Brands, Inc.(a)
04/01/2025	7.750%	36,000	39,915
Yum! Brands, Inc.
03/15/2031	3.625%	39,000	38,990
Total			426,460
Retailers 0.2%
Asbury Automotive Group, Inc.(a)
03/01/2028	4.500%	12,000	12,045
03/01/2030	4.750%	6,000	6,022
Burlington Coat Factory Warehouse Corp.(a)
04/15/2025	6.250%	5,000	5,264
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	18,000	17,658
L Brands, Inc.(a)
07/01/2025	6.875%	38,000	40,992
07/01/2025	9.375%	9,000	10,328
10/01/2030	6.625%	56,000	57,150
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L Brands, Inc.
06/15/2029	7.500%	23,000	24,138
11/01/2035	6.875%	21,000	20,700
Lowe’s Companies, Inc.
04/05/2049	4.550%	575,000	737,675
Penske Automotive Group, Inc.
12/01/2024	5.375%	34,000	34,697
09/01/2025	3.500%	8,000	7,973
PetSmart, Inc.(a)
03/15/2023	7.125%	100,000	100,942
06/01/2025	5.875%	41,000	41,993
Target Corp.
09/15/2030	2.650%	650,000	726,314
Total			1,843,891
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC
03/15/2025	5.750%	5,000	5,167
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	18,000	19,807
02/15/2028	5.875%	100,000	106,775
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	15,000	15,343
02/15/2030	4.875%	99,000	103,524
Kroger Co. (The)
01/15/2048	4.650%	665,000	842,417
Total			1,093,033
Technology 0.6%
Ascend Learning LLC(a)
08/01/2025	6.875%	79,000	81,246
08/01/2025	6.875%	23,000	23,505
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	15,000	15,848
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	52,000	52,587
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	17,000	18,159
03/01/2026	9.125%	6,000	6,353
Broadcom, Inc.
11/15/2032	4.300%	1,350,000	1,543,618
Camelot Finance SA(a)
11/01/2026	4.500%	51,000	52,229
CDK Global, Inc.
06/01/2027	4.875%	13,000	13,669
CDK Global, Inc.(a)
05/15/2029	5.250%	32,000	34,341

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CommScope Technologies LLC(a)
06/15/2025	6.000%	36,000	36,480
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	11,000	11,005
Gartner, Inc.(a)
07/01/2028	4.500%	51,000	53,571
10/01/2030	3.750%	52,000	52,663
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 SARL/U.S. Holdings I LLC(a)
11/30/2024	10.000%	87,000	92,112
Intel Corp.
03/25/2060	4.950%	450,000	654,682
International Business Machines Corp.
05/15/2040	2.850%	610,000	644,056
Iron Mountain, Inc.(a)
07/15/2028	5.000%	27,000	27,647
09/15/2029	4.875%	39,000	39,649
07/15/2030	5.250%	89,000	92,758
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	57,000	57,680
Microchip Technology, Inc.(a)
09/01/2025	4.250%	55,000	57,042
NCR Corp.(a)
04/15/2025	8.125%	52,000	57,492
09/01/2027	5.750%	25,000	26,120
10/01/2028	5.000%	90,000	90,026
09/01/2029	6.125%	74,000	78,391
10/01/2030	5.250%	37,000	36,996
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	700,000	766,092
Oracle Corp.
04/15/2038	6.500%	400,000	618,886
Plantronics, Inc.(a)
05/31/2023	5.500%	119,000	106,904
PTC, Inc.(a)
02/15/2025	3.625%	38,000	38,540
02/15/2028	4.000%	26,000	26,745
QUALCOMM, Inc.
05/20/2050	3.250%	575,000	639,561
QualityTech LP/QTS Finance Corp.(a),(c)
10/01/2028	3.875%	84,000	84,517
Refinitiv US Holdings, Inc.(a)
05/15/2026	6.250%	3,000	3,212
11/15/2026	8.250%	82,000	89,800
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	28,000	30,808
09/01/2025	7.375%	59,000	59,520
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	16,000	16,724
Switch Ltd.(a)
09/15/2028	3.750%	18,000	18,179
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	48,000	50,226
06/01/2025	6.750%	36,000	36,728
Verscend Escrow Corp.(a)
08/15/2026	9.750%	107,000	116,366
Total			6,652,733
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	26,000	23,636
07/15/2027	5.750%	5,000	4,503
ERAC U.S.A. Finance LLC(a)
10/15/2037	7.000%	700,000	1,002,960
Hertz Corp. (The)(a),(h)
06/01/2022	0.000%	15,000	13,729
10/15/2024	0.000%	13,000	5,976
01/15/2028	0.000%	60,000	27,759
XPO Logistics, Inc.(a)
06/15/2022	6.500%	21,000	21,048
Total			1,099,611
Wireless 0.2%
Altice France Holding SA(a)
02/15/2028	6.000%	157,000	149,445
Altice France SA(a)
05/01/2026	7.375%	97,000	101,650
01/15/2028	5.500%	153,000	154,679
American Tower Corp.
07/15/2027	3.550%	675,000	755,052
SBA Communications Corp.
09/01/2024	4.875%	53,000	54,313
SBA Communications Corp.(a)
02/15/2027	3.875%	75,000	76,207
Sprint Capital Corp.
03/15/2032	8.750%	47,000	68,825
Sprint Corp.
03/01/2026	7.625%	213,000	257,388
T-Mobile USA, Inc.
01/15/2026	6.500%	25,000	26,127
02/01/2026	4.500%	47,000	48,417
02/01/2028	4.750%	33,000	35,297
T-Mobile USA, Inc.(a)
04/15/2040	4.375%	325,000	380,732

18	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	33,000	33,600
Total			2,141,732
Wirelines 0.4%
AT&T, Inc.(a)
09/15/2053	3.500%	2,191,000	2,121,965
CenturyLink, Inc.
03/15/2022	5.800%	56,000	57,779
12/01/2023	6.750%	60,000	65,870
04/01/2024	7.500%	12,000	13,429
04/01/2025	5.625%	84,000	89,858
CenturyLink, Inc.(a)
12/15/2026	5.125%	46,000	47,117
02/15/2027	4.000%	65,000	65,973
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	46,000	45,278
03/01/2028	6.125%	116,000	119,708
Level 3 Financing, Inc.
01/15/2024	5.375%	33,000	33,253
Telecom Italia Capital SA
09/30/2034	6.000%	10,000	11,600
Verizon Communications, Inc.
08/10/2033	4.500%	1,150,000	1,454,407
Total			4,126,237
Total Corporate Bonds & Notes (Cost $91,842,855)			99,697,541

Exchange-Traded Equity Funds 0.9%
	Shares	Value ($)
International Mid Large Cap 0.9%
iShares Core MSCI EAFE ETF	168,620	10,164,414
Total Exchange-Traded Equity Funds (Cost $11,306,141)		10,164,414

Foreign Government Obligations(i) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	15,000	14,714
06/01/2027	5.250%	62,000	58,250
Total			72,964
Total Foreign Government Obligations (Cost $73,330)			72,964

Residential Mortgage-Backed Securities - Agency 9.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
01/01/2030- 09/01/2043	3.500%	1,123,340	1,211,944
04/01/2032- 06/01/2037	6.000%	156,530	179,061
04/01/2032	7.000%	35,273	41,135
05/01/2032- 07/01/2032	6.500%	247,544	282,432
01/01/2033- 07/01/2043	3.000%	2,945,248	3,117,160
01/01/2034- 05/01/2041	5.000%	624,846	718,537
02/01/2038	5.500%	282,915	327,988
05/01/2039- 08/01/2041	4.500%	1,138,245	1,278,972
08/01/2045	4.000%	105,429	114,787
Federal Home Loan Mortgage Corp.(j)
06/01/2041	4.500%	471,806	530,556
Federal National Mortgage Association
05/01/2024- 12/01/2028	6.000%	37,529	42,135
03/01/2026- 12/01/2032	7.000%	376,924	403,986
10/01/2026- 08/01/2049	3.500%	4,290,720	4,559,884
11/01/2026- 01/01/2029	4.000%	483,829	514,110
08/01/2028- 09/01/2032	6.500%	97,162	110,527
02/01/2033	2.500%	1,145,110	1,196,348
02/01/2038- 03/01/2038	5.500%	164,154	189,055
Federal National Mortgage Association(j)
09/01/2040	4.000%	667,055	736,219
10/01/2040	4.500%	283,682	318,569
Uniform Mortgage-Backed Security TBA(c)
10/19/2035- 10/14/2050	2.000%	29,725,000	30,744,426
10/19/2035- 10/14/2050	2.500%	35,025,000	36,722,057
10/19/2035- 10/14/2050	3.000%	21,200,000	22,211,557
Total Residential Mortgage-Backed Securities - Agency (Cost $104,784,955)			105,551,445

Residential Mortgage-Backed Securities - Non-Agency 9.1%

Angel Oak Mortgage Trust(a),(d)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	437,615	437,616
CMO Series 2020-6 Class M1
05/25/2065	2.805%	400,000	399,847

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angel Oak Mortgage Trust I LLC(a),(d)
CMO Series 2018-3 Class A3
09/25/2048	3.853%	558,346	570,176
CMO Series 2019-2 Class A3
03/25/2049	3.833%	639,135	650,154
Angel Oak Mortgage Trust LLC(a),(d)
CMO Series 2017-1 Class A1
01/25/2047	2.810%	18,950	18,948
Arroyo Mortgage Trust(a),(d)
CMO Series 2018-1 Class A1
04/25/2048	3.763%	929,541	953,502
CMO Series 2019-1 Class A1
01/25/2049	3.805%	1,482,925	1,517,266
Bayview Opportunity Master Fund IIIb Trust(a),(d)
Series 2019-LT2 Class A1
10/28/2034	3.376%	292,396	292,857
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	285,726	293,451
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	1.475%	60,783	60,773
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	1.275%	302,787	301,537
BRAVO Residential Funding Trust(a),(d)
CMO Series 2019-NQM1 Class A3
07/25/2059	2.996%	547,109	551,058
CMO Series 2019-NQM1 Class M1
07/25/2059	2.997%	350,000	343,072
CMO Series 2019-NQM2 Class A1
11/25/2059	2.748%	1,961,149	1,996,349
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	653,716	660,196
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	925,000	891,915
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	1,138,120	1,136,189
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	1,263,887	1,292,700
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	1.225%	2,458,190	2,409,482
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2019-IMC1 Class A3
07/25/2049	3.030%	625,134	623,185
COLT 2019-1 Mortgage Loan Trust(a),(d)
CMO Series 2019-1 Class A3
03/25/2049	4.012%	526,987	534,730
COLT Mortgage Loan Trust(a),(d)
CMO Series 2018-4 Class A1
12/28/2048	4.006%	660,369	669,006
CMO Series 2020-2 Class A1
03/25/2065	1.853%	738,426	742,271
COLT Mortgage Loan Trust(a),(d),(k),(l)
CMO Series 2020-1R Class A1
09/25/2065	1.255%	1,100,000	1,100,000
CSMC Trust(a),(d)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	2,776,099	3,044,957
CMO Subordinated Series 2020-RPL3 Class A1
03/25/2060	2.691%	1,250,000	1,249,981
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	2.573%	1,922,331	1,958,857
CMO Subordinated Series 2020-RPL4 Class A1
01/25/2060	2.000%	1,225,000	1,264,298
Deephaven Residential Mortgage Trust(a),(d)
CMO Series 2017-1A Class A1
12/26/2046	2.725%	96,801	97,074
CMO Series 2018-3A Class A3
08/25/2058	3.963%	296,908	300,335
CMO Series 2018-4A Class A1
10/25/2058	4.080%	1,337,511	1,359,925
CMO Series 2019-1A Class A3
01/25/2059	3.948%	282,169	285,268
Eagle RE Ltd.(a),(b)
Subordinated CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.900% 01/25/2030	1.048%	1,200,000	1,190,153
Ellington Financial Mortgage Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	437,225	441,472
CMO Series 2020-1 Class A1
05/25/2065	2.010%	246,739	247,995
Federal Home Loan Mortgage Corp. STACR REMIC Trust(a),(b)
CMO Series 2020-HQA4 Class M1
1-month USD LIBOR + 1.300% 09/25/2050	1.452%	1,225,000	1,227,991
GCAT LLC(a),(d)
CMO Series 2019-3 Class A1
10/25/2049	3.352%	375,599	367,741

20	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-1 Class A1
01/26/2060	2.981%	1,099,218	1,089,968
GCAT LLC(a),(d),(k),(l)
CMO Series 2020-3 Class A1
09/25/2025	2.981%	2,700,000	2,700,000
GCAT Trust(a),(d)
CMO Series 2019-NQM2 Class A2
09/25/2059	3.060%	1,201,866	1,239,751
CMO Series 2019-NQM2 Class A3
09/25/2059	3.162%	695,903	707,887
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	1,732,713	1,802,195
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	2.075%	1,200,000	1,189,055
GS Mortgage-Backed Securities Trust(a),(d)
CMO Series 2019-SL1 Class A1
01/25/2059	2.625%	2,362,614	2,403,054
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	1,645,070	1,642,531
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-2 Class A3
11/25/2058	4.239%	931,924	959,610
Homeward Opportunities Fund I Trust(a),(d)
CMO Series 2019-1 Class A3
01/25/2059	3.606%	944,957	955,095
CMO Series 2020-2 Class A3
05/25/2065	3.196%	550,000	562,752
L1C LLC(a)
CMO Series 2020-1 Class NOTE
08/25/2051	5.290%	350,000	350,247
MetLife Securitization Trust(a)
CMO Series 2018-1A Class A
03/25/2057	3.750%	770,665	828,798
MFA Trust(a),(d)
CMO Series 2017-RPL1 Class A1
02/25/2057	2.588%	415,151	420,755
Mill City Mortgage Loan Trust(a)
CMO Series 2018-3 Class A1
08/25/2058	3.500%	1,768,035	1,877,728
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	288,982	309,264
CMO Series 2018-NQM1 Class A1
11/25/2048	3.986%	1,067,790	1,070,564
CMO Series 2018-NQM1 Class A3
11/25/2048	4.138%	468,351	479,297
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a),(d)
CMO Series 2019-NQM2 Class A3
04/25/2049	3.752%	797,144	809,460
OBX Trust(a),(b)
CMO Series 2020-EXP3 Class 2A1A
1-month USD LIBOR + 0.950% 01/25/2060	1.106%	3,375,000	3,377,244
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	1,012,933	1,013,201
OSAT Trust(a),(d)
CMO Series 2020-RPL1 Class A1
12/26/2059	3.072%	2,537,841	2,555,985
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2019-2A Class A1
04/25/2024	3.967%	1,097,563	1,106,734
Pretium Mortgage Credit Partners I LLC(a),(d)
CMO Series 2020-NPL2 Class A1
02/27/2060	3.721%	291,485	292,975
PRPM LLC(a),(d)
CMO Series 2020-1A Class A1
02/25/2025	2.981%	1,338,102	1,326,534
PRPM LLC(a),(c),(d)
CMO Series 2020-3 Class A1
09/25/2025	2.857%	2,700,000	2,699,955
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.950% Floor 0.950% 02/25/2030	1.098%	700,000	697,133
RCO Trust(a),(d)
CMO Series 2018-VFS1 Class A1
12/26/2053	4.270%	2,416,792	2,490,014
RCO V Mortgage LLC(a),(d)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	3,229	3,229
CMO Series 2020-1 Class A1
09/25/2025	3.105%	1,900,000	1,894,844
RCO V Mortgage LLC(a)
CMO Series 2019-1 Class A1
05/24/2024	3.721%	8,861	8,861
Residential Mortgage Loan Trust(a),(d)
CMO Series 2019-1 Class A3
10/25/2058	4.242%	657,546	669,272
CMO Series 2020-1 Class A3
02/25/2024	2.684%	764,305	769,476
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2018-IMC1 Class A3
03/25/2048	3.977%	510,752	510,830

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020	21

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-1 Class A3
06/25/2049	3.299%	477,575	479,673
CMO Series 2019-IMC1 Class A3
04/25/2049	3.754%	306,705	315,200
CMO Series 2019-INV1 Class A1
09/27/2049	2.610%	1,078,054	1,087,399
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	557,774	565,273
Toorak Mortgage Corp., Ltd.(d)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	1,375,000	1,387,491
Toorak Mortgage Corp., Ltd.(a),(d)
CMO Series 2020-1 Class A1
03/25/2023	2.734%	3,800,000	3,813,664
Towd Point Mortgage Trust(a)
CMO Series 15-5 Class A1
05/25/2055	3.500%	241,388	243,963
CMO Series 2015-6 Class A1
04/25/2055	3.500%	363,876	372,988
CMO Series 2016-1 Class A1
02/25/2055	3.500%	280,227	286,001
CMO Series 2016-3 Class A1
04/25/2056	2.250%	216,056	218,655
Towd Point Mortgage Trust(a),(d)
CMO Series 2016-2 Class A1
08/25/2055	3.000%	476,931	486,741
CMO Series 2018-1 Class A1
01/25/2058	3.000%	432,348	451,005
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	1,818,333	1,921,750
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month USD LIBOR + 1.000% 10/25/2048	1.175%	1,182,371	1,184,052
CMO Series 2019-HY2 Class A1
1-month USD LIBOR + 1.000% Floor 1.000% 05/25/2058	1.148%	1,342,115	1,345,202
TVC Mortgage Trust(a)
CMO Series 2020-RTL1 Class A1
09/25/2024	3.474%	300,000	301,795
Vericrest Opportunity Loan Transferee LXXXV LLC(a),(d)
CMO Series 2020-NPL1 Class A1A
01/25/2050	3.228%	920,683	920,125
Vericrest Opportunity Loan Transferee LXXXVII LLC(a),(d)
CMO Series 2020-NPL3 Class A1A
02/25/2050	2.981%	2,693,057	2,693,055
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Trust(a),(d)
CMO Series 2019-NPL4 Class A1A
08/25/2049	3.352%	1,612,162	1,613,343
CMO Series 2019-NPL5 Class A1A
09/25/2049	3.352%	1,644,889	1,646,205
CMO Series 2019-NPL7 Class A1A
10/25/2049	3.179%	954,385	956,239
CMO Series 2019-NPL8 Class A1A
11/25/2049	3.278%	1,297,873	1,299,044
CMO Series 2020-NPL2 Class A1A
02/25/2050	2.981%	2,152,900	2,152,898
CMO Series 2020-NPL5 Class A1A
03/25/2050	2.982%	739,424	738,941
Verus Securitization(a),(d)
CMO Series 2020-INV1 Class A1
03/25/2060	1.977%	259,956	260,288
Verus Securitization Trust(a),(d)
CMO Series 2017-1A Class A1
01/25/2047	2.853%	104,216	104,403
CMO Series 2018-2 Class A3
06/01/2058	3.830%	978,597	990,476
CMO Series 2019-1 Class A3
02/25/2059	4.040%	931,284	940,671
CMO Series 2019-3 Class A3
07/25/2059	3.040%	1,272,945	1,292,411
CMO Series 2019-4 Class A3
11/25/2059	3.000%	1,452,161	1,472,738
CMO Series 2019-INV1 Class A3
12/25/2059	3.658%	673,113	688,935
CMO Series 2020-1 Class M1
01/25/2060	3.021%	1,000,000	995,412
CMO Series 2020-2 Class A1
05/25/2060	2.743%	1,086,312	1,087,822
Visio Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	923,953	943,926
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $106,358,911)			107,554,409

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(m)
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 09/20/2026	7.901%	4,859	4,780

22	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.0%
BellRing Brands LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 10/10/2024	6.000%	19,250	19,258
Froneri International Ltd.(b),(l),(m)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% 01/29/2028	5.897%	4,000	3,970
Total			23,228
Restaurants 0.0%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	3.750%	16,742	15,959
Technology 0.0%
Epicore Software Corp.(b),(m)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/22/2028	8.750%	17,000	17,425
Informatica LLC(m)
2nd Lien Term Loan
02/14/2025	7.125%	29,000	29,411
Project Alpha Intermediate Holding, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 4.250% 04/26/2024	4.520%	18,925	18,688
Total			65,524
Total Senior Loans (Cost $109,043)			109,491

U.S. Treasury Obligations 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/15/2045	2.500%	5,950,000	7,337,094
Total U.S. Treasury Obligations (Cost $6,808,631)			7,337,094

Money Market Funds 4.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(n),(o)	52,144,432	52,139,217
Total Money Market Funds (Cost $52,141,823)		52,139,217
Total Investments in Securities (Cost: $1,068,962,702)		1,277,164,318
Other Assets & Liabilities, Net		(99,041,738)
Net Assets		1,178,122,580

At September 30, 2020, securities and/or cash totaling $1,226,991 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	215	12/2020	USD	29,999,219	19,734	—
U.S. Treasury 5-Year Note	25	12/2020	USD	3,150,781	580	—
U.S. Treasury 5-Year Note	115	12/2020	USD	14,493,594	—	(178)
U.S. Ultra Treasury Bond	55	12/2020	USD	12,199,688	—	(131,600)
Total					20,314	(131,778)
Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020	23

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2020, the total value of these securities amounted to $268,290,470, which represents 22.77% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2020.
(c)	Represents a security purchased on a when-issued basis.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2020.
(e)	Non-income producing investment.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2020.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2020, the total value of these securities amounted to $47,464, which represents less than 0.01% of total net assets.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2020, the total value of these securities amounted to $3,800,000, which represents 0.32% of total net assets.
(l)	Valuation based on significant unobservable inputs.
(m)	The stated interest rate represents the weighted average interest rate at September 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(o)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	58,799,963	351,659,559	(358,319,660)	(645)	52,139,217	18,534	358,361	52,144,432
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
24	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020